Filed Pursuant to Rule 497(e)
                                                    1933 Act File No. 333-29289
                                                     1940 Act File No. 811-8255

                              THE WORLD FUNDS, INC.

                        Sand Hill Portfolio Manager Fund
                                  (the "Fund")

                        Supplement dated October 14, 2002
                                     to the
                        Prospectus dated January 2, 2002


1. The following disclosure is added to the section entitled "OBJECTIVES AND STRATEGIES" that is currently found on pages 5 through 6 of the prospectus.


The Fund may also invest in the securities of other investment companies, including exchange traded funds. Investments in other investment companies will cause the Fund (and, indirectly, the Fund's shareholders) to bear proportionately the costs incurred in the other investment companies' operations. Securities of other investment companies will be acquired by the Fund within the limits contained in the Investment Company Act of 1940, as amended.




                       PLEASE RETAIN FOR FUTURE REFERENCE



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                                                  Filed Pursuant to Rule 497(e)
                                                    1933 Act File No. 333-29289
                                                     1940 Act File No. 811-8255

                              THE WORLD FUNDS, INC.

                        Sand Hill Portfolio Manager Fund
                                  (the "Fund")

                        Supplement dated October 14, 2002
                                     to the
           Statement of Additional Information dated January 2, 2002


1. The following replaces in its entirety the disclosure currently found under the section entitled "INVESTMENT PROGRAMS - Investment Companies" that is currently found on page 5 of the Statement of Additional Information.

Investment Companies

The Fund may invest up to 10% of its assets in shares of other investment companies, including exchange traded funds. Investments in such investment companies are subject to limitations under the 1940 Act. Under the 1940 Act limitations, the Fund may not own more than 3% of the total outstanding voting stock of any other investment company nor may it invest more than 5% of its assets in any one investment company or invest more than 10% of its assets in securities of all investment companies combined.

Investors in the Fund should recognize that by investing in investment companies indirectly through the Fund, they will bear not only their proportionate share of the Fund's expenses (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying investment company. Finally, investors should recognize that, as a result of the Fund's policies of investing in other investment companies, they may receive taxable capital gains distributions to a greater extent than would be the case if they invested directly in the underlying investment companies.

2. The following replaces in its entirety the non-fundamental investment restriction No. 5 found under the section entitled "INVESTMENT RESTRICTIONS - Non-Fundamental Policies and Restrictions" that is currently found on pages 14 and 15 of the Statement of Additional Information.

(5) The Fund may not acquire any other investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.



                       PLEASE RETAIN FOR FUTURE REFERENCE